SCHEDULE OF RELATED PARTY BALANCES (Details) - Seamless Group Inc. [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts due from related parties	$ 24,000,000	$ 26,000,000
P T WalletKu Indompet Indonesia [Member]
Amounts due from related parties
Sino Dynamic Solutions Limited [Member]
Amounts due from related parties	5,722,124	7,148,208	4,382,762
Amounts due to related parties	2,355,072	4,130,912	1,245,564
Others [Member]
Amounts due from related parties	330,720	139,168	100,466
Amounts due to related parties	998,469	1,003,924	1,006,991
Related Party [Member]
Amounts due from related parties	6,052,844	7,287,376	4,483,228
Amounts due to related parties	83,168,572	86,488,519	83,757,317
Regal Planet Limited [Member]
Amounts due to related parties	48,175,061	48,654,398	49,079,276
Mr. Alexander Kong [Member]
Amounts due to related parties	414,239	114,374	114,508
Ripple Lab Inc. [Member]
Amounts due to related parties	$ 31,225,730	$ 32,584,911	$ 32,310,978